SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Plant, Buildings and Improvements [Member] Minimum [Member]	Dec. 31, 2014 Plant, Buildings and Improvements [Member] Maximum [Member]	Dec. 31, 2014 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2014 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2014 Motor Vehicles [Member]	Dec. 31, 2014 Office Equipment [Member] Minimum [Member]	Dec. 31, 2014 Office Equipment [Member] Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year end RMB: US$ exchange rate		6.1460			6.1943		6.3086
Average yearly RMB: US$ exchange rate		6.1457			6.1122		6.3116
Research and development costs	$ 3,914,918			$ 1,260,440		$ 1,132,256
Retirement benefits, contributions by company	193,182			198,019		213,617
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested	44,971,082
VAT rate	17.00%	17.00%	17.00%
Accumulated statutory reserves	406,053			436,672		294,219
DPS compensation maximum			500,000
Fair value of bond payable	15,972,837
Accounts receivable, allowance for doubtful accounts	1,874,330			1,336,177
Advance to suppliers	56,327,390			50,614,815
Advance to suppliers, aging within 60 days	29,692,902
Advance to suppliers, aging within 60-90 days	18,899,528
Advance to suppliers, aging over 90 days	7,734,960
Customer deposits	588,005			2,908,271
Prepayment for plant and equipment
Amortization period, lease term	50 years	50 years	50 years
Property, Plant and Equipment [Line Items]
Estimated useful life								5 years	20 years	5 years	20 years	5 years	5 years	10 years